Net Operating Revenue - Schedule of Disaggregation of Net Operating Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregation of Net Operating Revenue [Abstract]
Platform subscription service	R$ 193,032	R$ 187,109	R$ 158,678
Cancellations, returns and taxes on services	(13,683)	(11,989)	(10,692)
Revenue from platform subscription service	179,349	175,120	147,986
Data analytics service	14,266	10,650	13,422
Cancellations, returns and taxes on services	(1,450)	(1,062)	(1,478)
Revenue from data analytics service	12,816	9,588	11,944
Set-up and service	3,649	7,593	8,661
Cancellations, returns and taxes on services	(196)	(326)	(514)
Revenue from set-up and service	3,453	7,267	8,147
Other revenue	1,188	1,386	963
Cancellations, returns and taxes on services	(68)	(79)	(55)
Other revenue	1,120	1,307	908
Total net operating revenue	R$ 196,738	R$ 193,282	R$ 168,985